Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005545 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005545 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000005545 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000005545 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005545 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005545 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005545 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000005545 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005545 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005545 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005545 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005545 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005545 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005545 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005545 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005545 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005545 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193183 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000193183 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000193183 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000193183 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193183 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193183 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193183 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000193183 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193183 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193183 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193183 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193183 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193183 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193183 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193183 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193183 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193183 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.70%